Dreyfus
MidCap Index
Fund

SEMIANNUAL REPORT
April 30, 1999

Year 2000 Issues (Unaudited)

The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

                                     Contents

                                    THE FUND
--------------------------------------------
                              2     Letter from the President

                              3     Discussion of Fund Performance

                              6     Statement of Investments

                             18     Statement of Financial Futures

                             19     Statement of Assets and Liabilities

                             20     Statement of Operations

                             21     Statement of Changes in Net Assets

                             22     Financial Highlights

                             23     Notes to Financial Statements


                                    FOR MORE INFORMATION
--------------------------------------------------------

                                    Back Cover

Dreyfus MidCap
   Index Fund          The Fund

LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus MidCap Index Fund, covering the six-month period from November 1, 1998 through April 30, 1999. Inside, you'll find valuable information about how the Fund was managed during the reporting period, including a discussion with the Fund's portfolio managers, Steven Falci and Jocelin Reed.

The past six months have been rewarding for many equity investors. The Federal Reserve Board's lowering of short-term interest rates in the fall of 1998 appears to have helped U.S. businesses withstand the effects of economic weakness in Japan, Asia and Latin America. At the same time, strong U.S. economic growth, low inflation and high levels of consumer spending supported continued strength in many broad measures of stock market performance. As a result, several major U.S. market indices set new records, including the Dow Jones Industrial Average's first-ever close above the 10,000 level.

However, until near the end of the six-month period, mid-cap stocks continued to lag their larger counterparts substantially. For most of the reporting period, investors continued to favor large companies with predictable earnings and tended to avoid mid-sized companies with shorter track records. In April, however, many mid-cap stocks began to rally as investors became increasingly attracted by their valuation levels. In a global economic environment currently characterized by fewer concerns, investors appear to have become somewhat more comfortable with stocks other than the largest cap stocks.

We appreciate your confidence over the past six months, and we look forward to your continued participation in Dreyfus MidCap Index Fund.

Sincerely,

/s/ Stephen E. Canter

Stephen E. Canter
President and Chief Investment Officer
The Dreyfus Corporation
May 13, 1999

DISCUSSION OF FUND PERFORMANCE

Steven Falci and Jocelin Reed, Portfolio Managers

How did Dreyfus MidCap Index Fund perform relative to its benchmark?

For the six-month period ended April 30, 1999, Dreyfus MidCap Index Fund produced a total return of 18.58%.1 The Standard & Poor's MidCap 400 Index ("S&P 400") produced a 18.86% return for the same time period.2 The difference in returns is accounted for by transaction costs and other Fund operating expenses.

What is the Fund's investment approach?

We seek to match the total return of the S&P 400. To reach that goal, the Fund generally invests in all 400 stocks in the S&P 400, in proportion to their weighting in the index. Often considered a barometer for the mid-cap stock market in general, the S&P 400 is composed of 400 stocks of medium-size domestic and some Canadian companies with market capitalizations ranging between $50 million and $10 billion. Generally speaking, its contains 310 industrial, 40 utility, 40 financial, and 10 transportation stocks. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the index than smaller ones. The Fund may also use stock index futures as a substitute for the sale or purchase of stocks. The S&P 400 was the first benchmark of this mid-cap stock market.

Dreyfus S&P 400 uses a passive management approach: all investment decisions are made based on the Fund's objective, which is to seek to match the performance of the S&P 400. The Fund does not attempt to manage market volatility.

Compared to larger, more established companies, midsize companies are subject to more erratic market movements and carry additional risks because their earnings tend to be less predictable and their stocks less liquid.

                                                                   The Fund    3

What other factors influenced the Fund's performance?

Continuing the trend that has existed for some time now, the broad stock market has been driven higher by an increasingly narrow list of large-cap growth stocks. The second best performing capitalization range has been mid-cap stocks, followed by small-caps. Within these three market capitalization ranges, stocks utilizing a growth-oriented investment strategy have performed better than those using a value-oriented strategy.

The largest gains within the S&P 400 during the period came from technology stocks, especially those in the communications equipment, software and computer services industries. In addition, the transportation industry provided strong returns, including railroad, airline and air freight companies. And finally, many of the Index's holdings within the financial services group, including investment management and consumer finance companies, reported robust gains.

On the other hand, the poorest performing returns of the Index, and therefore of the Fund as well, originated from stocks held in electronics component distributors, another area within the ever-growing technology sector. Several diversified manufacturing companies within the capital goods sector also provided disappointing returns, as did a few healthcare distributors.

What is the Fund's current strategy?

Because this is an index fund and its goal is to replicate the returns of its benchmark, its strategy is to mirror the composition of the S&P 400. To understand how index investing works, it's important to recognize the differences associated with a passive index manager and an active manager. While both managers seek superior returns, the passive index manager does not make decisions about buying and selling stocks based on economic, financial and market conditions. Instead, the passive manager buys and holds the stocks in the index in an effort to match its returns.

A key advantage of indexing is lower costs incurred for professional research. Security selection is based on that of the index, helping the Fund avoid costly proprietary research. Another notable characteristic of an index fund derives from its buy-and-hold strategy, which may result in lower transaction costs and fewer realized, taxable capital gains. Lower costs mean more of the Fund's return can be paid to shareholders, and fewer realized capital gains may translate into lower income taxes for investors.

May 13, 1999

1 Total return includes reinvestment of dividends and any capital gains paid. 2 SOURCE: LIPPER ANALYTICAL SERVICES, INC. -- Reflects the reinvestment of income dividends and, where applicable, capital gain distributions. The Standard & Poor's Midcap 400 Index is a broad-based index of 400 companies with market capitalizations generally ranging from $50 million to $10 billion and is a widely accepted, unmanaged index of overall mid-cap stock market performance.


                                                                    The Fund   5

STATEMENT OF INVESTMENTS
April 30, 1999 (Unaudited)


-----------------------------------------------------------------------------------------
Common Stocks--97.2%                                              Shares        Value ($)
-----------------------------------------------------------------------------------------
Basic Industries--6.7%
Airgas                                                            22,400 a        263,200
Albemarle                                                         14,800          325,600
American Standard                                                 22,100 a      1,011,075
Bowater                                                           16,910          906,799
Cabot                                                             21,500          580,500
Chesapeake                                                         6,791          220,708
Clayton Homes                                                     45,470          505,854
Consolidated Papers                                               28,442          860,371
Crompton & Knowles                                                22,676          459,189
Cytec Industries                                                  13,600 a        386,750
Dexter                                                             7,343          301,522
Ethyl                                                             26,200          134,275
Ferro                                                             11,179          309,519
Fuller (H.B.)                                                      4,442          302,611
GenCorp                                                           13,051          301,804
Georgia Gulf                                                       9,779          155,853
Georgia Pacific (Timber Group)                                    27,400          705,550
Glatfelter (P.H.)                                                 13,200          169,125
Granite Construction                                               8,725          249,208
Hanna (M.A.)                                                      15,602          252,557
IMC Global                                                        35,922          898,050
Jacobs Engineering Group                                           8,021 a        316,328
Lawter International                                              10,246          122,952
Longview Fibre                                                    16,236          211,068
Lubrizol                                                          17,288          478,662
Lyondell Petrochemical                                            24,238          472,641
Minerals Technologies                                              6,900          372,600
NCH                                                                1,717           93,577
Olin                                                              14,640          214,110
RPM                                                               34,813          489,558
Rayonier                                                           8,800          401,500
Schulman (A.)                                                     10,125          177,188
Solutia                                                           35,000          853,125
Sonoco Products                                                   31,893          823,238
Southdown                                                         12,041          771,377
Sybron International                                              32,400 a        897,075
USG                                                               15,700          916,488



-----------------------------------------------------------------------------------------
Common Stocks (continued)                                         Shares        Value ($)
-----------------------------------------------------------------------------------------
Basic Industries (continued)
Unisource Worldwide                                               22,100          179,563
Vulcan Materials                                                  31,600        1,508,900
Wausau-Mosinee Paper                                              17,113          282,365
Wellman                                                            9,761          139,704
Witco                                                             18,116          345,336
                                                                               19,367,475
Capital Goods--29.2%
ACNielsen                                                         18,000 a        501,750
ADC Telecommunications                                            42,312 a      2,023,043
AGCO                                                              18,700          184,663
AMETEK                                                            10,022          228,627
Albany International, Cl. A                                        9,316          225,913
Allied Waste Industries                                           57,400        1,015,263
Altera                                                            30,604 a      2,211,139
American Power Conversion                                         30,100 a        993,300
American Water Works                                              25,300          719,469
Analog Devices                                                    50,826 a      1,785,263
Apollo Group, Cl. A                                               24,600 a        608,850
Arrow Electronics                                                 30,062 a        546,753
Atmel                                                             31,300 a        571,225
Avnet                                                             11,204          475,470
Cadence Design System                                             69,710 a        945,442
Cambridge Technology Partners                                     18,400 a        265,650
Cintas                                                            34,820        2,393,875
Cirrus Logic                                                      19,028 a        134,385
Citrix Systems                                                    26,800 a      1,139,000
Comdisco                                                          47,776        1,257,106
Comverse Technology                                               21,150 a      1,356,244
Convergys                                                         47,900 a        892,138
Cordant Technologies                                              11,542          532,375
Covance                                                           18,400 a        403,650
Cypress Semiconductor                                             27,118 a        277,960
Diebold                                                           21,801          524,587
Donaldson                                                         15,108          338,042
Electronic Arts                                                   19,200 a        975,600
FORE Systems                                                      35,000 a      1,181,250
Federal Signal                                                    14,213          351,772


                                                                    The Fund   7


-----------------------------------------------------------------------------------------
Common Stocks--97.2%                                              Shares        Value ($)
-----------------------------------------------------------------------------------------
Capital Goods (continued)
First Health Group                                                19,060 a        310,916
Fiserv                                                            25,800 a      1,510,913
Flowserve                                                         12,015 a        223,779
GTECH Holdings                                                    12,900 a        336,206
Gilead Sciences                                                   11,500 a        529,719
Gulfstream Aerospace                                              22,700 a      1,106,625
Harsco                                                            14,046          460,884
Hubbell                                                           20,580          983,981
Information Resources                                              8,909 a         69,045
Informix                                                          56,500 a        409,625
Intergrated Device Technology                                     26,000 a        191,750
Intuit                                                            18,800 a      1,619,150
Jabil Circuit                                                     25,800 a      1,201,313
Kaydon                                                            10,088          340,470
Keane                                                             22,100 a        548,356
Kelly Services, Cl. A                                             11,585          293,245
Kennametal                                                         9,400          249,688
Legato Systems                                                    11,900 a        481,206
Lexmark International Group, Cl. A                                20,600 a      2,544,100
Linear Technology                                                 47,280        2,689,050
Litton Industries                                                 14,200 a        889,275
MagneTek                                                           9,926 a        107,325
Manpower                                                          24,900          563,363
Mark IV Industries                                                17,007          304,000
Maxim Integrated Products                                         41,900 a      2,346,400
Mentor Graphics                                                   20,609 a        249,884
Microchip Technology                                              16,100 a        563,500
Modis Professional Services                                       35,200 a        407,000
Molex                                                             48,763        1,572,607
NCR                                                               30,800 a      1,262,800
NOVA                                                              22,700 a        590,200
Network Associates                                                40,900 a        541,925
Nordson                                                            5,268          317,397
Ogden                                                             15,500          400,094
Olsten                                                            25,550          172,463
Pentair                                                           13,340          626,980
Pittston Brinks Group                                             12,900          340,238

8


-----------------------------------------------------------------------------------------
Common Stocks (continued)                                         Shares        Value ($)
-----------------------------------------------------------------------------------------
Capital Goods (continued)
Platinum Technology                                               31,700 a        808,350
Policy Management Systems                                         11,354 a        356,941
Precision Castparts                                                7,623          325,883
Premark International                                             19,400          714,163
QUALCOMM                                                          22,500 a      4,500,000
Quantum                                                           52,906 a        945,695
Quintiles Transnational                                           34,980 a      1,418,876
Rational Software                                                 26,900 a        796,913
Robert Half International                                         28,750 a        686,406
Rollins                                                            9,605          162,084
SCI Systems                                                       18,900 a        719,381
SPX                                                                9,700 a        633,531
Sanmina                                                           17,800 a      1,181,475
Sensormatic Electronics                                           23,621 a        283,452
Sequa, Cl. A                                                       3,236 a        183,441
Sequent Computer Systems                                          13,782 a        150,741
Siebel Systems                                                    27,900 a      1,072,406
Sotheby's Holdings, Cl. A                                         17,918          763,755
Sterling Commerce                                                 30,211 a        945,982
Sterling Software                                                 26,100 a        539,944
Stewart & Stevenson Services                                       8,826           90,467
Stewart Enterprises                                               34,500          685,688
Storage Technology                                                31,426 a        606,915
Structural Dynamics Research                                      11,469 a        222,929
Sundstrand                                                        17,226        1,235,966
SunGuard Data Systems                                             35,400 a      1,130,588
Symantec                                                          17,476 a        347,336
Symbol Technologies                                               18,411          879,125
Synopsys                                                          22,100 a      1,041,463
Tech Data                                                         16,100 a        376,338
Tecumseh Products, Cl. A                                           6,600          403,425
Teleflex                                                          11,800          514,038
Teradyne                                                          26,444 a      1,247,826
Trinity Industries                                                13,551          471,744
UCAR International                                                14,100 a        323,419
Viad                                                              31,300        1,034,856
Vishay Intertechnology                                            21,269 a        370,878


                                                                     The Fund 9


------------------------------------------------------------------------------------------
Common Stocks (continued)                                         Shares         Value ($)
------------------------------------------------------------------------------------------
Capital Goods (continued)
Vitesse Semiconductor                                             23,200 a       1,074,450
Watts Industries, Cl. A                                            8,382           128,873
Xilinx                                                            45,432 a       2,072,835
York International                                                12,550           517,688
                                                                                84,381,542
Consumer Cyclical--17.6%
Abercrombie & Fitch, Cl. A                                        16,200 a       1,541,025
Arvin Industries                                                   8,168           299,153
Bandag                                                             6,900           219,938
Banta                                                              9,086           193,645
Barnes & Noble                                                    21,600 a         750,600
Bed Bath & Beyond                                                 43,800 a       1,563,113
Belo (A.H.), Cl. A                                                37,864           818,809
Best Buy                                                          63,400 a       3,027,350
BJ's Wholesale Club                                               23,514 a         624,591
Bob Evans Farms                                                   12,844           235,206
Borders Group                                                     24,200 a         349,388
Borg-Warner Automotive                                             8,300           471,025
Brinker International                                             20,671 a         571,036
Buffets                                                           14,100 a         141,000
Burlington Industries                                             18,100 a         147,063
CBRL Group                                                        19,225           388,105
Callaway Golf                                                     23,600           355,475
Carlisle Cos.                                                      9,532           467,068
Chris-Craft Industries                                            10,485 a         492,795
Circus Circus Enterprises                                         29,673 a         624,988
Claire's Stores                                                   16,052           531,723
CompUSA                                                           29,300 a         205,100
Dollar Tree Stores                                                18,600           678,900
Family Dollar Stores                                              54,170         1,306,851
Fastenal                                                          11,900           568,225
Federal-Mogul                                                     22,117           970,383
Furniture Brands International                                    16,300           408,519
General Nutrition                                                 21,400 a         354,438
HON Industries                                                    19,422           524,394
Hannaford Brothers                                                13,300           580,213
Harley-Davidson                                                   48,024         2,863,431

10



------------------------------------------------------------------------------------------
Common Stocks (continued)                                         Shares         Value ($)
------------------------------------------------------------------------------------------
Consumer Cyclical (continued)
Heilig-Meyers                                                     18,770           110,274
Houghton Mifflin                                                   9,506           424,205
International Game Technology                                     33,776           599,524
Jones Apparel Group                                               33,000 a       1,089,000
Lands' End                                                         9,548 a         365,211
Lear                                                              20,900 a         958,788
Lee Enterprises                                                   14,000           400,750
Leggett & Platt                                                   61,792         1,425,078
Lone Star Steakhouse/Saloon                                       12,300 a         133,763
Media General, Cl. A                                               8,400           436,800
Meritor Automotive                                                21,700           459,769
Micro Warehouse                                                   11,000 a         186,313
Miller (Herman)                                                   26,960           537,515
Modine Manufacturing                                               9,320           291,250
Mohawk Industries                                                 18,900           609,525
Nine West Group                                                   10,700 a         304,950
OEA                                                                6,488            63,664
Office Depot                                                     115,752 a       2,546,544
OfficeMax                                                         39,300 a         397,913
Outback Steakhouse                                                23,150 a         829,059
Papa John's International                                          9,200 a         369,725
Payless ShoeSource                                                10,600 a         513,438
Promus Hotel                                                      26,923 a         969,228
Reynolds & Reynolds, Cl. A                                        24,352           555,530
Ross Stores                                                       14,700           675,281
Ruddick                                                           14,600           258,238
Saks                                                              45,030 a       1,274,912
Sbarro                                                             6,400           167,600
Scholastic                                                         5,200 a         245,863
Shaw Industries                                                   44,232           801,705
Snyder Communications                                             21,600           634,500
Standard Register                                                  8,607           262,514
Starbucks                                                         56,100 a       2,072,194
Superior Industries International                                  8,600           215,000
TCA Cable TV                                                      15,596           776,876
Tiffany & Co.                                                     10,938           918,792
U.S. Foodservice                                                  15,200 a         639,350

                                                             The Fund 11



------------------------------------------------------------------------------------------
Common Stocks (continued)                                         Shares         Value ($)
------------------------------------------------------------------------------------------
Consumer Cyclical (continued)
Unifi                                                             19,037           266,518
Univision Communications, Cl. A                                   27,900 a       1,614,713
Wallace Computer Services                                         13,114           302,442
Warnaco Group, Cl. A                                              18,700           499,056
Washington Post, Cl. B                                             3,169         1,819,006
Westpoint Stevens                                                 17,800 a         609,650
                                                                                50,905,576
Consumer Staples--3.5%
Church & Dwight                                                    6,088           260,643
Dean Foods                                                        12,677           452,410
Dial                                                              32,400         1,101,600
Dole Food                                                         18,543           588,740
Dreyers Grand Ice Cream                                            8,628           117,557
Enesco Group                                                       5,078           106,638
Flowers Industries                                                31,425           667,781
Hormel Foods                                                      23,100           848,925
IBP                                                               29,200           591,300
Imation                                                           12,800 a         226,400
International Multifoods                                           5,877           130,029
Interstate Bakeries                                               22,700           505,075
Lancaster Colony                                                  13,199           389,371
Lance                                                              9,445           131,049
McCormick & Co.                                                   22,736           689,185
Smucker (J.M.), Cl. A                                              9,220           198,230
Suiza Foods                                                       11,000 a         413,188
Tyson Foods, Cl. A                                                72,566         1,501,209
Universal                                                         10,466           266,229
Universal Foods                                                   16,028           336,588
Vlasic Foods International                                        14,300 a         117,081
Whitman                                                           31,700           519,088
                                                                                10,158,316
Energy--6.6%
AGL Resources                                                     18,162           330,321
BJ Services                                                       22,670 a         606,423
El Paso Energy                                                    37,800         1,389,150
ENSCO International                                               43,100           800,044
Global Marine                                                     54,500 a         810,688

12



------------------------------------------------------------------------------------------
Common Stocks (continued)                                         Shares         Value ($)
------------------------------------------------------------------------------------------
Energy (continued)
Indiana Energy                                                     9,425           201,459
KN Energy                                                         21,550           444,469
Keyspan Energy                                                    46,094         1,233,015
LG&E Energy                                                       40,714           888,074
MCN                                                               24,880           496,045
Murphy Oil                                                        14,082           660,974
Nabors Industries                                                 33,600 a         690,900
National Fuel Gas                                                 12,137           530,994
Noble Affiliates                                                  17,977           576,388
Noble Drilling                                                    41,200 a         808,550
Ocean Energy                                                      52,120 a         485,368
Parker Drilling                                                   24,237 a          96,948
Pennzoil-Quaker State                                             24,437           316,154
Pioneer Natural Resources                                         31,500           368,156
Questar                                                           25,896           470,984
Ranger Oil                                                        39,582 a         205,332
Smith International                                               15,110 a         678,061
Tidewater                                                         17,705           469,183
Tosco                                                             48,169         1,288,521
Transocean Offshore                                               31,600           938,125
Ultramar Diamond Shamrock                                         27,500           634,219
UtiliCorp United                                                  28,350           692,803
Valero Energy                                                     17,676           394,396
Varco International                                               20,330 a         229,983
Washington Gas Light                                              14,460           340,714
Weatherford International                                         32,023 a       1,084,779
                                                                                19,161,220
Health Care--7.9%
Acuson                                                             8,595 a         131,074
Agouron Pharmaceuticals                                           10,000 a         590,625
Apria Healthcare Group                                            16,200 a         253,125
Beckman Coulter                                                    8,912           429,447
Bergen Brunswig, Cl. A                                            42,876           814,644
Beverly Enterprises                                               32,200 a         209,300
Biogen                                                            23,052 a       2,191,381
Carter-Wallace                                                    14,051           246,771
Centocor                                                          22,197 a         984,992

                                                   The Fund 13


------------------------------------------------------------------------------------------
Common Stocks (continued)                                         Shares         Value ($)
------------------------------------------------------------------------------------------
Health Care (continued)
Chiron                                                            56,180 a       1,130,623
Concentra Managed Care                                            14,800 a         200,725
DENTSPLY International                                            16,500           432,094
Forest Laboratories                                               26,000 a       1,157,000
Foundation Health Systems, Cl. A                                  38,420 a         530,676
Genzyme                                                           25,358 a         957,265
Health Management Associates, Cl. A                               79,100 a       1,235,938
Hillenbrand Industries.                                           20,900           980,994
ICN Pharmaceuticals                                               24,100           796,806
IVAX                                                              34,650 a         454,781
Lincare Holdings                                                  18,300 a         542,138
Medimmune                                                         16,700 a         920,588
Mylan Laboratories                                                40,498           918,798
Omnicare                                                          28,100           676,156
Oxford Health Plans                                               25,200 a         502,425
PSS World Medical                                                 22,300 a         217,425
PacifiCare Health Systems, Ser. B                                 14,336 a       1,143,744
Perrigo                                                           23,000 a         175,375
Quorum Health Group                                               22,700 a         280,913
Sepracor                                                           9,000 a         760,500
Steris                                                            21,400 a         379,850
Stryker                                                           30,350         1,857,041
Total Renal Care Holdings                                         25,400 a         352,425
Trigon Healthcare                                                 13,300 a         422,275
                                                                                22,877,914
Interest Sensitive--15.3%
AFLAC                                                             83,368         4,522,670
Ambac Financial Group                                             21,900         1,322,213
American Financial Group                                          19,159           695,711
Associated Banc-Corp                                              19,925           724,772
Astoria Financial                                                 17,200           862,150
CCB Financial                                                     12,700 a         733,425
Charter One Financial                                             52,734         1,647,938
City National                                                     14,357           554,539
Concord EFS                                                       40,100         1,338,338
Dime Bancorp                                                      35,900           827,944

14



------------------------------------------------------------------------------------------
Common Stocks (continued)                                         Shares         Value ($)
------------------------------------------------------------------------------------------
Interest Sensitive (continued)
E Trade Group                                                     36,100 a       4,169,550
Edwards (A.G.)                                                    29,774         1,042,090
Everest Reinsurance Holdings                                      15,800           478,938
FINOVA Group                                                      19,400           937,263
First Security                                                    59,382         1,128,258
First Tennessee National                                          40,244         1,735,523
First Virginia Banks                                              15,809           789,462
Greenpoint Financial                                              33,600 a       1,176,000
HSB Group                                                          9,244           350,117
Hibernia, Cl. A                                                   49,100           653,644
Horace Mann Educators                                             13,400           304,850
Investment Technology Group                                        9,200 a         318,550
Keystone Financial                                                16,200           520,425
Marshall & Iisley                                                 33,391         2,337,370
Mercantile Bankshares                                             22,451           830,687
North Fork Bancorp                                                44,800         1,008,000
Old Kent Financial                                                33,105         1,564,211
Old Republic International                                        42,850           838,253
PMI Group                                                          9,600           535,800
Pacific Century Financial                                         25,170           547,448
Paine Webber Group                                                44,950         2,109,841
Protective Life                                                   20,300 a         795,506
Provident Financial Group                                         13,500           565,313
ReliaStar Financial                                               28,700         1,054,725
Sovereign Bancorp                                                 50,100           682,613
T. Rowe Price Associates                                          37,800         1,424,588
TCF Financial Corp.                                               27,300           791,700
Wilmington Trust                                                  10,500           645,094
Zions Bancorporation                                              24,600         1,640,513
                                                                                44,206,032
Mining and Metals--.7%
AK Steel Holding                                                  18,500           481,000
Carpenter Technology                                               6,944           217,434
Cleveland-Cliffs                                                   3,468           138,070
MAXXAM                                                             2,200 a         126,088
Martin Marietta Materials                                         14,600           902,463

                                                     The Fund 15



------------------------------------------------------------------------------------------
Common Stocks (continued)                                         Shares         Value ($)
------------------------------------------------------------------------------------------
Mining and Metals (continued)
Oregon Steel Mills                                                 8,068           132,114
Ryerson Tull                                                       7,800           176,963
                                                                                 2,174,132
Transportation--1.4%
Airborne Freight                                                  15,138           484,416
Alaska Air Group                                                   8,187 a         360,740
Alexander & Baldwin                                               14,057           305,740
Arnold Industries                                                  7,900           125,413
CNF Transportation                                                15,000           655,313
Comair Holdings                                                   30,850           680,628
GATX                                                              15,546           534,394
Hunt (J.B.) Transport                                             11,200           233,100
Newport News Shipbuilding                                         11,100           290,681
Overseas Shipholding Group                                        11,570           144,625
Wisconsin Central Transportation                                  16,100 a         297,347
                                                                                 4,112,397
Utilities--8.3%
Aliant Communications                                             11,168           494,184
Allegheny Energy                                                  38,422         1,308,749
Black Hills                                                        6,792           153,669
CMP Group                                                         10,215           197,916
Cincinnati Bell                                                   42,900           970,613
Cleco                                                              7,120           219,830
Comsat                                                            16,436           534,170
Conectiv                                                          33,699           806,670
DPL                                                               50,600           904,475
Energy East                                                       39,776         1,051,578
Florida Progress                                                  30,516         1,174,866
Hawaiian Electric Industries                                      10,029           356,656
IPALCO Enterprises                                                28,202           650,409
Idacorp                                                           11,883           374,315
Illinova                                                          22,576           592,620
Interstate Energy                                                 24,279           699,539
Kansas City Power & Light                                         19,480           521,090
MidAmerican Energy Holding                                        18,700           601,906
Minnesota Power                                                   22,774           479,677
Montana Power                                                     17,315         1,291,050

16



------------------------------------------------------------------------------------------
Common Stocks (continued)                                         Shares         Value ($)
------------------------------------------------------------------------------------------
Utilities (continued)
Nevada Power                                                      16,111           415,865
New England Electric System                                       18,816           931,392
Nisource                                                          40,296         1,118,214
Northeast Utilities                                               41,060 a         656,960
OGE Energy                                                        25,346           600,383
Pinnacle West Capital                                             26,636         1,033,810
Potomac Electric Power                                            37,283         1,090,528
Public Service of New Mexico                                      13,094           234,055
Puget Sound Power & Light                                         26,590           656,441
SCANA                                                             32,564           765,254
TECO Energy                                                       41,518           884,852
Telephone & Data Systems                                          19,200         1,149,600
Wisconsin Energy                                                  36,187           972,526
                                                                                23,893,862
Total Common Stocks
  (cost $239,221,312)                                                          281,238,466

------------------------------------------------------------------------------------------
                                                               Principal
Short-Term Investments--2.8%                                  Amount ($)         Value ($)
------------------------------------------------------------------------------------------
U.S. Government Agency
Federal Home Loan Bank,
  4.80%, 5/3/1999                                              7,123,000         7,121,100
U.S. Treasury Bills,
  4.38%, 5/6/1999                                              1,000,000 b         999,376
Total Short-Term Investments
  (cost $8,120,492)                                                              8,120,476
------------------------------------------------------------------------------------------
Total Investments (cost $247,341,804)                             100.0%       289,358,942
Cash and Receivables (Net)                                           .0%            49,499
Net Assets                                                        100.0%       289,408,441

a Non-income producing.
b Partially held by the custodian in a segregated account as collateral for open financial futures positions.
See notes to financial statements.

                                               The Fund 17

STATEMENT OF FINANCIAL FUTURES
April 30, 1999 (Unaudited)


--------------------------------------------------------------------------------------------
                                              Market Value                      Unrealized
                                                   Covered                    Appreciation
Financial Futures Purchased   Contracts   by Contracts ($)    Expiration    at 4/30/99 ($)
--------------------------------------------------------------------------------------------
Standard & Poor's MidCap 400      40          7,922,000        June '99         211,100


See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 1999 (Unaudited)

------------------------------------------------------------------------------------------------
                                                                             Cost          Value
------------------------------------------------------------------------------------------------
Assets ($):
Investments in securities--See Statement of Investments               247,341,804    289,358,942
Cash                                                                                       3,749
Receivable for investment securities sold                                              1,794,328
Receivable for shares of Common Stock subscribed                                         505,124
Dividends receivable                                                                     217,447
                                                                                     291,879,590
------------------------------------------------------------------------------------------------
Liabilities ($):
Due to The Dreyfus Corporation                                                            57,039
Due to Distributor                                                                        57,039
Payable for investment securities purchased                                            1,880,145
Payable for shares of Common Stock redeemed                                              377,326
Payable for future variation margin--Note 4(a)                                            99,600
                                                                                       2,471,149
------------------------------------------------------------------------------------------------
Net Assets ($)                                                                       289,408,441
------------------------------------------------------------------------------------------------
Composition of Net Assets ($):
Paid-in capital                                                                      222,321,611
Accumulated undistributed investment income--net                                         675,471
Accumulated net realized gain (loss) on investments                                   24,183,121
Accumulated net unrealized appreciation (depreciation)
  on investments (including $211,100 net unrealized
  appreciation on financial futures)--Note 4(b)                                       42,228,238
------------------------------------------------------------------------------------------------
Net Assets ($)                                                                       289,408,441
------------------------------------------------------------------------------------------------
Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)                       12,178,894
Net Asset Value, offering and redemption price per share ($)--Note 3(c)                    23.76
See notes to financial statements.


                                                                    The Fund 19

STATEMENT OF OPERATIONS
Six Months Ended April 30, 1999 (Unaudited)

-------------------------------------------------------------------------------
Investment Income ($)
-------------------------------------------------------------------------------
Income:
Cash dividends                                                        1,576,861
Interest                                                                331,447
Total Income                                                          1,908,308
Expenses:
Management fee--Note 3(a)                                               333,102
Shareholder servicing costs--Note 3(b)                                  333,102
Interest expense--Note 2                                                  1,104
Loan commitment fees--Note 2                                                546
Total Expenses                                                          667,854
Investment Income--Net                                                1,240,454
-------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments--Note 4:
Net realized gain (loss) on investments                              25,882,752
Net realized gain (loss) on financial futures                         2,759,376
Net Realized Gain (Loss)                                             28,642,128
Net unrealized appreciation (depreciation) on investments
  [including ($1,673,600) net unrealized
  depreciation on financial futures]                                 15,946,715
Net Realized and Unrealized Gain (Loss) on Investments               44,588,843
Net Increase in Net Assets Resulting From Operations                 45,829,297

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS


-----------------------------------------------------------------------------------------------
                                                      Six Months Ended
                                                        April 30, 1999            Year Ended
                                                           (Unaudited)      October 31, 1998
-----------------------------------------------------------------------------------------------
Operations ($):
Investment income-net                                        1,240,454             2,671,716
Net realized gain (loss) on investments                     28,642,128            51,907,585
Net unrealized appreciation (depreciation)
on investments                                              15,946,715           (38,375,039)
Net Increase (Decrease) in Net Assets
  Resulting from Operatons                                  45,829,297            16,204,262
-----------------------------------------------------------------------------------------------
Dividends to Shareholders From ($):
Investment income--net                                      (2,854,654)           (2,039,372)
Net realized gain on investments                           (55,435,548)          (17,600,666)
Total Dividends                                            (58,290,202)          (19,640,038)
-----------------------------------------------------------------------------------------------
Capital Stock Transactions ($):
Net proceeds from shares sold                               86,864,292           196,809,454
Dividends reinvested                                        52,323,673            16,175,235
Cost of shares redeemed                                    (89,101,307)         (179,206,556)
Redemption fee                                                  11,123               412,437
Increase (Decrease) in Net Assets
  from Capital Stock Transactions                           50,097,781            34,190,570
Total Increase (Decrease) in Net Assets                     37,636,876            30,754,794
-----------------------------------------------------------------------------------------------
Net Assets ($):
Beginning of Period                                        251,771,565           221,016,771
End of Period                                              289,408,441           251,771,565
Undistributed investment income--net                           675,471             2,289,671
-----------------------------------------------------------------------------------------------
Capital Share Transactions (Shares):
Shares sold                                                  3,793,147             7,389,574
Shares issued for dividends reinvested                       2,377,268               654,969
Shares redeemed                                             (3,751,684)           (6,607,784)
Net Increase (Decrease) in Shares Outstanding                2,418,731             1,436,759


See notes to financial statements.

                                                                     The Fund 21

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Certain information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the Fund's financial statements.


--------------------------------------------------------------------------------------
                           Six Months
                                Ended
                            April 30,
                                 1999               Year Ended October 31,
                                        ----------------------------------------------
                           (Unaudited)    1998     1997      1996     1995     1994
--------------------------------------------------------------------------------------
Per Share Data ($):
Net asset value,
  beginning of period            25.80      26.55    21.32     19.40    17.14   17.63
Investment Operations:
Investment income--net             .13        .27      .25       .28      .29     .26
Net realized and unrealized
  gain (loss) on investments      4.16       1.16     6.25      2.81     3.00     .08
Total from Investment Operations  4.29       1.43     6.50      3.09     3.29     .34
Distributions:
Dividends from investment
  income--net                     (.31)      (.23)    (.27)     (.30)    (.28)   (.27)
Dividends from net realized
  gain on investments            (6.02)     (1.99)   (1.00)     (.87)    (.75)   (.56)
Total Distributions              (6.33)     (2.22)   (1.27)    (1.17)   (1.03)   (.83)
Redemtion fee added to
  paid-in capital                   --        .04       --        --       --      --
Net asset value, end of period   23.76      25.80    26.55     21.32    19.40   17.14
--------------------------------------------------------------------------------------
Total Return (%)                 18.58a      5.88    32.02     16.65    20.78    1.89
--------------------------------------------------------------------------------------
Ratios/Supplemental Data (%):
Ratio of expenses to average
  net assets                       .25a       .50      .50       .50      .50     .40
Ratio of net investment income
  to average net assets            .46a       .98     1.07      1.49     1.80    1.68
Decrease reflected in above
  expense ratios due to
  undertakings by the Manager       --         --      .09       .17      .35     .43
Portfolio Turnover Rate          25.89a     67.85    20.15     14.66    20.46   19.81
--------------------------------------------------------------------------------------
Net Assets, end of period
  ($ x 1,000)                  289,408    251,772  221,017   170,987  122,982  75,404

a Not annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

Dreyfus MidCap Index Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified open-end management investment company. The Fund's investment objective is to provide investment results that correspond to the price and yield performance of publicly-traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400 Index. The Dreyfus Corporation ("Dreyfus") serves as the Fund's investment adviser. Dreyfus is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares, which are sold to the public without a sales charge.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities (including options and financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of Board of Directors.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.

                                                                     The Fund 23

(c) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--Bank Line of Credit:

The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility ("Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings.

The average daily amount of borrowings outstanding during the period ended April 30, 1999 was approximately $45,300, with a related weighted average annualized interest rate of 4.91%.

NOTE 3--Management Fee and Other Transactions
With Affiliates:

(a) Pursuant to management agreement ("Agreement") with Dreyfus, the management fee is computed at the annual rate of .25 of 1% of the value of the Fund's average daily net assets, and is payable monthly. Under the terms of the Agreement, Dreyfus has agreed to pay all of the Fund's expenses, except management fees, brokerage commissions, taxes, commitment fees, interest, fees and expenses of non-interested

Directors (including counsel fees), Shareholder Services Plan fees and extraordinary expenses. In addition, Dreyfus is required to reduce its fee in an amount equal to the fees and expenses of the non-interested Directors (including counsel). Each non-interested director receives an annual fee of $2,500 and an attendance fee of $500 per meeting and is reimbursed for travel and out-of-pocket expenses. The Chairman of the Board receives an additional 25% of such compensation (with the exception of reimburseable amounts). Amounts required to be paid by the Fund directly to the non-interested Directors, that would be applied to offset a portion of the management fee payable to Dreyfus, are in fact paid directly by Dreyfus to the non-interested Directors.

(b) Under the Shareholder Services Plan, the Fund pays the Distributor for the provision of certain services at the annual rate of .25 of 1% of the value of the Fund's average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 1999, the Fund was charged $333,102 pursuant to the Shareholder Services Plan.

(c) A 1% redemption fee is charged and retained by the Fund on shares redeemed within a six month period following the date of issuance, including redemptions made through the use of the Fund Exchange privilege.

NOTE 4--Securities Transactions:

(a) The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended April 30, 1999, amounted to $76,296,389 and $66,632,902, respectively.

                                                                     The Fund 25

The Fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The Fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the Fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at April 30, 1999, are set forth in the Statement of Financial Futures.

(b) At April 30, 1999, accumulated net unrealized appreciation on investments and financial futures was $42,228,238, consisting of $60,874,781 gross unrealized appreciation and $18,646,543 gross unrealized depreciation.

At April 30, 1999, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTES

For More Information


                     Dreyfus MidCap Index Fund

                     200 Park Avenue
                     New York, NY 10166

                     Investment Adviser

                     The Dreyfus Corporation
                     200 Park Avenue
                     New York, NY 10166

                     Custodian

                     Boston Safe Deposit and Trust Company
                     One Boston Place
                     Boston, MA 02109

                     Transfer Agent &
                     Dividend Disbursing Agent

                     Dreyfus Transfer, Inc.
                     P.O. Box 9671
                     Providence, RI 02940

                     Distributor

                     Premier Mutual Fund Services, Inc.
                     60 State Street
                     Boston, MA 02109


To obtain information:

By telephone
Call 1-800-645-6561

By mail  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

By E-mail  Send your request
to info@dreyfus.com

On the Internet  Information
can be viewed online or
downloaded from:
http://www.dreyfus.com


   Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


(c) 1999 Dreyfus Service Corporation      113SA994